Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table total for PEO ($) (1)(2)	Compensation Actually Paid to PEO ($) (1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)	Net Income (Loss) ($ thousands) (4)
2023	1,995,337	1,460,479	884,737	654,045	42.73	(22,089)
2022	2,130,142	1,933,980	835,055	652,882	53.30	(16,435)
2021	1,468,476	986,376	592,501	378,216	70.61	(14,410)

Named Executive Officers, Footnote	The NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2023	Mr. Burnett	Mr. D'Alessandro and Mr. Stigall
2022	Mr. Burnett	Mr. D'Alessandro and Mr. Stigall
2021	Mr. Burnett	Mr. D'Alessandro and Mr. Piferi

PEO Total Compensation Amount	$ 1,995,337	$ 2,130,142	$ 1,468,476
PEO Actually Paid Compensation Amount	$ 1,460,479	1,933,980	986,376
Adjustment To PEO Compensation, Footnote	In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables below. For a discussion of the assumptions made in the valuation at grant, see the discussion under “Management’s Discussion and Analysis of Financial Condition and Results of Operations–Critical Accounting Estimates–Share-Based Compensation” and Note 2 to the audited financial statements included our Annual Report on Form 10-K for the year ended December 31, 2023. For each fiscal year reflected, the "compensation actually paid" to the PEO and the average "compensation actually paid" to the non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K.

	2023	2022	2021
Summary Compensation Table Total for PEO	1,995,337	2,130,142	1,468,476
Less: Grant Date Fair Value of Equity Awards	(1,192,211)	(1,209,602)	(506,010)
Add: Year-End Fair Value of Awards Granted in the Applicable Year that are Outstanding and Unvested	1,017,832	865,816	394,586
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(207,879)	(175,560)	(495,309)
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(152,600)	323,184	124,633
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Compensation Actually Paid for PEO	1,460,479	1,933,980	986,376

Non-PEO NEO Average Total Compensation Amount	$ 884,737	835,055	592,501
Non-PEO NEO Average Compensation Actually Paid Amount	$ 654,045	652,882	378,216
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables below. For a discussion of the assumptions made in the valuation at grant, see the discussion under “Management’s Discussion and Analysis of Financial Condition and Results of Operations–Critical Accounting Estimates–Share-Based Compensation” and Note 2 to the audited financial statements included our Annual Report on Form 10-K for the year ended December 31, 2023. For each fiscal year reflected, the "compensation actually paid" to the PEO and the average "compensation actually paid" to the non-PEO NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K.

	2023	2022	2021
Average of Summary Compensation Table Total for NEOs (other than PEO)	884,737	835,055	592,501
Less: Grant Date Fair Value of Equity Awards	(458,781)	(378,194)	(139,143)
Add: Year-End Fair Value of Awards Granted in the Applicable Year that are Outstanding and Unvested	392,284	279,546	108,504
Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(73,359)	(77,399)	(225,992)
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(90,836)	(6,126)	42,346
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Average Compensation Actually Paid for NEOs (other than PEO)	654,045	652,882	378,216

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Net Income: The amount of compensation actually paid to our PEO and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding our PEO) is not generally aligned with the Company’s net income over the three years presented in the “Pay Versus Performance” table above because we have incurred net losses since our inception. As such, we have not historically looked to net income (loss) as a performance measure for our executive compensation program.

Total Shareholder Return Amount	$ 42.73	53.30	70.61
Net Income (Loss)	$ (22,089,000)	$ (16,435,000)	$ (14,410,000)
PEO Name	Mr. Burnett	Mr. Burnett	Mr. Burnett
Additional 402(v) Disclosure	Amounts reflect the total compensation for our NEOs, as reported in the Summary Compensation Table for each applicable year.Amounts reflect the Company's net income as reported in our audited financial statements for the applicable year.
Description of Relationship Between Compensation Actually Paid and Company Performance

We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “Compensation Actually Paid,” calculated in accordance with Item 402(v) of Regulation S-K, for a particular year. However, we believe the values reflected above for Compensation Actually Paid in each of the covered years demonstrate how the Compensation Committee structures our compensation program to prioritize “pay for performance.” The fluctuations in Compensation Actually Paid reflect (i) shifts in our stock performance over the covered years since a significant portion of the compensation paid to our NEOs is in the form of equity grants that include stock option grants, restricted stock, and restricted stock units subject to time-based vesting conditions only and (ii) attainment of pre-established goals under our annual bonus program. It is important to note that Compensation Actually Paid to our NEOs does not necessarily reflect the actual value that an executive will receive in the stated fiscal year as such value will depend on a variety of factors. For each year set forth in the Summary Compensation Table, such compensation for that year includes stock awards for the PEO and two NEOs that were associated with performance in the prior year.

The following describes how each of the financial measures in the table above, across the period included, relate to the trends in Compensation Actually Paid to the PEO and the other NEOs:

Total Shareholder Return (TSR): As demonstrated in the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding our PEO) is not generally correlated with the Company’s cumulative TSR over the three years presented in the “Pay Versus Performance Table” above. However, a portion of PEO and NEO compensation is in the form of stock options, which correlates such compensation to TSR.
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

PEO | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,192,211)	$ (1,209,602)	$ (506,010)
PEO | Fair Value of Awards Granted, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,017,832	865,816	394,586
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(207,879)	(175,560)	(495,309)
PEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(152,600)	323,184	124,633
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Fair Value at End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(458,781)	(378,194)	(139,143)
Non-PEO NEO | Fair Value of Awards Granted, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	392,284	279,546	108,504
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,359)	(77,399)	(225,992)
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,836)	(6,126)	42,346
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Fair Value at End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0